Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Statements of Cash Flows [Line Items]
Net cash generated used in operating activities
Net cash used in investing activities	$ (12,021,874)	(10,621,341)	(1,903,038)
Net cash provided by financing activities	14,148,798	10,852,185	1,907,208
Effect of exchange rate changes on cash
Net increase in cash	2,126,924	230,844	4,170
Cash and restricted cash the beginning of the year	235,014	4,170
Cash and restricted cash the end of the year	$ 2,361,938	$ 235,014	$ 4,170